[USAA                      USAA BALANCED STRATEGY FUND
EAGLE                    SUPPLEMENT DATED AUGUST 3, 2009
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                              DATED OCTOBER 1, 2008


Effective August 1, 2009, Julie Abbett is no longer a portfolio manager of the above-referenced Fund and the reference to Ms. Abbett found on page 11 of the Fund's prospectus is hereby deleted.


                                                                      93301-0809

[USAA                    USAA TOTAL RETURN STRATEGY FUND
EAGLE                    SUPPLEMENT DATED AUGUST 3, 2009
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                                DATED MAY 1, 2009



Effective August 1, 2009, Julie Abbett is no longer a portfolio manager of the above-referenced Fund and the reference to Ms. Abbett found on page 10 of the Fund's prospectus is hereby deleted.





                                                                      93302-0809

[USAA                    USAA GLOBAL OPPORTUNITIES FUND
EAGLE                    SUPPLEMENT DATED AUGUST 3, 2009
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                                DATED MAY 1, 2009



Effective August 1, 2009, Julie Abbett is no longer a portfolio manager of the above-referenced Fund and the reference to Ms. Abbett found on page 11 of the Fund's prospectus is hereby deleted.





                                                                      93303-0809